Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Income tax benefits for net operating losses incurred		$ 0	$ 0	$ 0
Income tax benefits for research and development tax credits earned		0	0	0
Uncertain tax position reserves		$ 192,000	$ 126,000	$ 21,000	$ 2,000
Federal corporate rate		35.00%	35.00%	35.00%
Scenario Forecast
Income Tax Contingency [Line Items]
Federal corporate rate	21.00%
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards		$ 24,200,000
Net operating loss carryforwards, expiration		begin to expire in 2031
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Income tax returns subject to tax examinations, tax years		2014
Domestic Tax Authority [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Income tax returns subject to tax examinations, tax years		2016
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards		$ 300,000
Tax credit carryforwards, expiration		begin to expire in 2032
Uncertain tax position reserves		$ 100,000
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards		$ 20,400,000
Net operating loss carryforwards, expiration		begin to expire in 2036
State and Local Jurisdiction [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Income tax returns subject to tax examinations, tax years		2014
State and Local Jurisdiction [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Income tax returns subject to tax examinations, tax years		2016
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards		$ 100,000
Tax credit carryforwards, expiration		begin to expire in 2031
Uncertain tax position reserves		$ 100,000
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards		$ 56,300,000